Financial instruments - Suppliers Current on Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Suppliers current on all payments	$ 444,377	$ 368,342
Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	439,749	364,932
31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	2,897	2,056
61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	6	950
91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	0	339
121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	1,725	65
366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Goods
Financial instruments [Line Items]
Suppliers current on all payments	251,098	241,110
Goods | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	246,789	239,108
Goods | 31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	2,654	786
Goods | 61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	2	877
Goods | 91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	0	339
Goods | 121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	1,653	0
Goods | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Services
Financial instruments [Line Items]
Suppliers current on all payments	142,937	92,907
Services | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	142,625	91,499
Services | 31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	243	1,270
Services | 61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	4	73
Services | 91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Services | 121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	65	65
Services | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others
Financial instruments [Line Items]
Suppliers current on all payments	50,342	34,325
Others | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	50,335	34,325
Others | 31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others | 61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others | 91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others | 121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	7	0
Others | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	$ 0	$ 0